Short-Term Investments - Summary of Short Term Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Available For Sale Securities [Line Items]
Cash equivalents and short-term investments, Amortized Cost	$ 74,223	$ 141,444	$ 47,498
Cash equivalents and short-term investments, Unrealized Gains	6	0	0
Cash equivalents and short-term investments, Unrealized Losses	(42)	(404)	(7)
Cash equivalents and short-term investments, Fair Value	74,187	141,040	47,491
Commercial Paper
Schedule Of Cash Cash Equivalents And Available For Sale Securities [Line Items]
Cash equivalents and short-term investments, Amortized Cost	3,965	57,138	27,992
Cash equivalents and short-term investments, Unrealized Gains	0	0	0
Cash equivalents and short-term investments, Unrealized Losses	(2)	0	0
Cash equivalents and short-term investments, Fair Value	3,963	57,138	27,992
US Treasury Securities
Schedule Of Cash Cash Equivalents And Available For Sale Securities [Line Items]
Cash equivalents and short-term investments, Amortized Cost	55,268	65,160
Cash equivalents and short-term investments, Unrealized Gains	6	0
Cash equivalents and short-term investments, Unrealized Losses	(7)	(335)
Cash equivalents and short-term investments, Fair Value	55,267	64,825
Corporate Debt Securities
Schedule Of Cash Cash Equivalents And Available For Sale Securities [Line Items]
Cash equivalents and short-term investments, Amortized Cost	14,990	19,146	19,506
Cash equivalents and short-term investments, Unrealized Gains	0	0	0
Cash equivalents and short-term investments, Unrealized Losses	(33)	(69)	(7)
Cash equivalents and short-term investments, Fair Value	$ 14,957	$ 19,077	$ 19,499